                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                                                     May 5, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

     Re: Van Kampen Real Estate Securities Fund
         Rule 497(j) Filing (File Nos. 33-77800 and 811-08480)

Ladies and Gentlemen:

     Van Kampen Real Estate Securities Fund (the "Registrant") filed via EDGAR on April 30, 2010 an electronically signed copy of Post-Effective Amendment
No. 24 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please call me at (630) 684-6724 or Charles B. Taylor at (312) 407-0863.


                                    Very truly yours,

                                    /s/ Elisa Mitchell
                                    --------------------
                                    Elisa Mitchell
                                    Assistant Secretary